Tradr 2X Short TSLA Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$189,483,624
TOTAL NET ASSETS — 100.0%	$189,483,624

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Tesla, Inc.	Pay	3.98% (OBFR01* - 35bps)	At Maturity	5/2/25	$(100,072,494)	$-	$(15,816,527)
Clear Street	Tesla, Inc.	Pay	3.83% (OBFR01* - 50bps)	At Maturity	1/6/26	(311,592,300)	-	(30,162,896)
TOTAL EQUITY SWAP CONTRACTS								$(45,979,423)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.